Schedule of investments
Macquarie VIP Pathfinder Moderately Conservative Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.79%<<
Fixed Income Funds — 44.30%
Macquarie VIP Corporate Bond Series Service Class	7,737,067	$ 37,060,552
Macquarie VIP High Income Series Standard Class	430,183	1,273,340
Macquarie VIP Limited-Term Bond Series Service Class	3,909,629	18,375,259
		56,709,151
Global / International Equity Fund — 15.05%
Macquarie VIP International Core Equity Series Service Class	1,096,239	19,260,926
		19,260,926
US Equity Funds — 40.44%
Macquarie VIP Core Equity Series Service Class	1,269,785	18,043,647
Macquarie VIP Growth and Income Series Standard Class	124,970	4,317,720
Macquarie VIP Growth Series Service Class	1,271,813	13,201,416
Macquarie VIP Mid Cap Growth Series Standard Class	113,327	1,195,596
Macquarie VIP Small Cap Growth Series Standard Class	171,645	1,141,439
Macquarie VIP Smid Cap Core Series Service Class	391,447	5,080,979
Macquarie VIP Value Series Service Class	1,787,612	8,795,053
		51,775,850
Total Affiliated Mutual Funds (cost $141,698,109)		127,745,927

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	79,445	$ 79,445
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	79,444	79,444
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	79,445	79,445
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	79,445	79,445
Total Short-Term Investments (cost $317,779)		317,779

Total Value of Securities—100.04% (cost $142,015,888)		128,063,706
Liabilities Net of Receivables and Other Assets—(0.04%)		(51,239)
Net Assets Applicable to 29,689,432 Shares Outstanding—100.00%		$128,012,467
<<	Affiliated company.
NQ- IV049 [0924] 1124 (4018146)    1